INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 3,043	$ 2,847
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	3,943	3,629	$ 3,332
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (900)	$ (782)	$ (645)